CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities
Net income		$ 904	$ 650	$ 806
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received		36	30	72
Depreciation and amortization expense		1,705	1,214	801
Mark-to-market on hedging items, provisions and other		51	153	99
Gain on sale of associate		0	0	(338)
Deferred income tax expense		54	28	46
Changes in non-cash working capital, net		(220)	68	(124)
Cash from operating activities		2,530	2,143	1,362
Investing Activities
Acquisition of subsidiaries, net of cash acquired		(3,405)	(10,271)	(5,825)
Disposal of subsidiaries and assets held for sale, net of cash disposed		745	272	0
Investments in associates and joint ventures		(369)	(539)	(61)
Disposal of investments in associates and joint ventures		0	135	1,289
Purchase of long lived assets		(1,472)	(1,182)	(839)
Disposal of long lived assets		46	38	23
Purchase of financial assets		(1,170)	(176)	(202)
Sale of financial assets and other		933	278	104
Net settlement of foreign exchange hedging items		83	73	(53)
Cash used by investing activities		(4,609)	(11,372)	(5,564)
Financing Activities
Distributions to general partner		(185)	(158)	(140)
Distributions to other unitholders		(949)	(869)	(779)
Subsidiary distributions to non-controlling interest		(1,278)	(1,216)	(676)
Capital provided by non-controlling interest		3,091	6,902	2,610
Capital provided to non-controlling interest		(828)	0	(877)
Disposal of partial interest to non-controlling interest, net of taxes.		168	165	0
Acquisition of partial interest from non-controlling interest		(150)	0	0
Deposit received from parent		545	0	0
Proceeds from corporate borrowings		657	376	377
Repayment of corporate borrowings		(339)	(288)	(94)
Proceeds from corporate credit facility		3,183	4,651	1,303
Repayment of corporate credit facility		(2,872)	(4,341)	(1,582)
Proceeds from non-recourse borrowings	[1]	5,196	8,625	5,601
Repayment of non-recourse borrowings		(4,077)	(5,052)	(1,650)
Lease liability repaid		(240)	(106)	0
Preferred units and preferred shares issued, net of repurchases		195	72	341
Partnership units issued, net of costs and repurchases		9	781	(16)
Cash from financing activities		2,126	9,542	4,418
Cash and cash equivalents
Change during the year		47	313	216
Impact of foreign exchange on cash		(7)	(13)	(50)
Cash reclassified as held for sale		0	(13)	0
Balance, beginning of year		827	540	374
Balance, end of year		$ 867	$ 827	$ 540

[1]	Includes proceeds from the settlement of cross-currency interest rate swaps at our Australian export terminal.